SCHEDULE OF OUTSTANDING DEBT INSTRUMENT (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Short-Term Debt [Line Items]
Related debt discount	$ (2,641,847)	$ (947,873)	$ (25,180)
Related Party Note			64,728
Convertible Note Payable			1,000,000
Total promissory notes, net	3,215,778	2,211,097	1,192,048
Current portion of promissory notes, net	1,689,671	2,211,097
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Related party note payable	5,164,480	3,157,970	$ 152,500
Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Related party note payable	403,592
Related Party Note Payable [Member]
Short-Term Debt [Line Items]
Related party note payable	$ 247,818